Comparative figures	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Comparative figures	Comparative figures Certain of the comparative figures have been reclassified to conform to the financial statement presentation adopted in the current year.